15. Financial Instruments with Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2014
Financial Instruments With Off-balance-sheet Risk
Note 15. Financial Instruments with Off-Balance-Sheet Risk

Note 15.  Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, standby letters of credit and financial guarantees, commitments to sell loans and risk-sharing commitments on certain sold loans. Such instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of those instruments reflect the maximum extent of involvement the Company has in particular classes of financial instruments.

The Company's maximum exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit and financial guarantees written is represented by the contractual notional amount of those instruments. The Company applies the same credit policies and underwriting criteria in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The Company generally requires collateral or other security to support financial instruments with credit risk. At December 31, the following off balance sheet financial instruments representing credit risk were outstanding:

	Contract or
	Notional Amount
	2014	2013

Unused portions of home equity lines of credit	$23,519,696	$21,961,527
Other commitments to extend credit	59,558,700	41,230,202
Residential construction lines of credit	2,308,167	2,010,417
Commercial real estate and other construction lines of credit	15,894,462	15,592,702
Standby letters of credit and commercial letters of credit	1,714,382	1,655,469
Recourse on sale of credit card portfolio	265,650	276,650
MPF credit enhancement obligation, net (see Note 16)	1,007,250	1,543,211

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future funding requirements. At December 31, 2014 and 2013, the Company had binding loan commitments to sell residential mortgages at fixed rates totaling $806,543 and $373,500, respectively (see Note 16). The recourse provision under the terms of the sale of the Company’s credit card portfolio in 2007 is based on total lines, not balances outstanding. Based on historical losses, the Company does not expect any significant losses from this commitment.

The Company evaluates each customer's credit-worthiness on a case-by-case basis. The amount of collateral obtained if deemed necessary by the Company upon extension of credit, or a commitment to extend credit, is based on management's credit evaluation of the counter-party. Collateral held varies but may include real estate, accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties.

Standby letters of credit and financial guarantees written are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support private borrowing arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers. The fair value of standby letters of credit has not been included in the balance sheets as the fair value is immaterial.

In connection with its trust preferred securities financing completed on October 31, 2007, the Company guaranteed the payment obligations under the capital securities of its subsidiary, CMTV Statutory Trust I. The source of funds for payments by the Trust on its capital trust securities is payments made by the Company on its debentures issued to the Trust. The Company's obligation under those debentures is fully reflected in the Company's consolidated balance sheet, in the amount of $12,887,000 at December 31, 2014 and 2013. Of this amount, $12,500,000 represents external financing through the issuance to investors of Capital Securities by CMTV Statutory Trust I(see Note 10).